UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Martin Capital Management, LLP
Address:  300 NIBCO Parkway
          Suite 301
          Elkhart, IN  46516

Form 13F File Number:  28-04589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  TODD B. MARTIN

Title: MANAGING PARTNER
Phone: (574) 293-2077

Signature, Place, and Date of Signing:

/s/ Todd B. Martin                  Elkhart , IN                  5/4/09
-------------------             -------------------          -------------------
[Signature]                        [City, State]                  [Date]


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Number of Other Included Managers:         None

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    212,794

List of Other Included Managers:           None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] None

                                                     VALUE     SHARES/   SH/  PUT/  INVSTMT   OTHER     VOTING      AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS    SOLE     SHARED   NONE
-----------------------  --------------  ---------  --------  ---------  ---  ----  -------  --------  ---------  ------  -------
AMERICAN EXPRESS CO.     COM             025816109      241      17,645             SOLE                  17,500              145
BERKSHIRE HATHAWAY - B   COM             084670207    9,856       3,495             SOLE                   3,459               36
BROWN & BROWN, INC.      COM             115236101   30,188   1,596,415             SOLE               1,476,490          119,925
BRUNSWICK CORP.          COM             117043109    3,977   1,152,730             SOLE               1,136,035           16,695
EMMIS COMM.CL A          COM             291525103    1,087   2,786,884             SOLE               2,149,881          637,003
FEDERAL NATIONAL
MTG. ASSN. (FANNIE MAE)  COM             313586109       14      20,000             SOLE                       0           20,000
FIFTH THIRD              COM             316773100    5,387   1,844,950             SOLE               1,818,115           26,835
FREDDIE MAC              COM             313586109       15      20,000             SOLE                       0           20,000
GANNETT CO INC           COM             364730101    6,981   3,172,973             SOLE               3,134,268           38,705
GANNETT CO INC           COM             364730101      685     311,500       Call
GARMIN LTD.              ORD             G37260109    4,871     229,675             SOLE                 224,820            4,855
GENERAL ELECTRIC CO.     COM             369604103    5,031     497,670             SOLE                 494,045            3,625
GENTEX CORP              COM             371901109   11,349   1,139,435             SOLE               1,117,875           21,560
HNI CORP                 COM             404251100    6,301     605,890             SOLE                 598,980            6,910
INTEL CORP.              COM             458140100      371      24,700             SOLE                  24,700
JOHNSON & JOHNSON        COM             478160104      402       7,650             SOLE                   7,650
LAMAR ADV.               COM             512815101    8,982     921,249             SOLE                 907,839           13,410
LEE ENTERPRISES          COM             523768109        8      27,100       Call
LOWE'S COS, INC.         COM             548661107   19,370   1,061,395             SOLE                 970,360           91,035
M&T BANK CORP            COM             55261F104   10,615     234,630             SOLE                 232,615            2,015
MCDONALD'S CORP.         COM             580135101      273       5,000             SOLE                   5,000
McGRAW-HILL COS.         COM             580645109   13,755     601,460             SOLE                 594,230            7,230
MERCK & CO.              COM             589331107      214       8,000             SOLE                   8,000
MICROSOFT CORP.          COM             594918104      496      26,990             SOLE                  26,880              110
MOHAWK
INDUSTRIES, INC.         COM             608190104   12,205     408,588             SOLE                 371,115           37,473
PATTERSON COS. INC.      COM             703395103      191      10,140             SOLE                   9,930              210
PEPSICO, INC.            COM             713448108      505       9,800             SOLE                   9,800
POOL CORP.               COM             73278L105    3,035     226,529             SOLE                 224,475            2,054
PROGRESSIVE CORP.        COM             743315103   13,195     981,768             SOLE                 900,263           81,505
SKYLINE CORPORATION      COM             830830105      207      10,900             SOLE                  10,900
SOTHEBY'S                COM             835898107    3,546     394,020             SOLE                 390,620            3,400
STRYKER CORPORATION      COM             863667101    3,561     104,610             SOLE                 103,640              970
TORCHMARK CORP.          COM             891027104    9,453     360,388             SOLE                 357,066            3,322
U.S. BANCORP             COM             902973304    9,912     678,415             SOLE                 672,810            5,605
UNITED HEALTH
GROUP INC.               COM             91324P102      699      33,400             SOLE                  33,400
WAL MART STORES          COM             931142103    1,428      27,400             SOLE                       0           27,400
WALGREEN CO.             COM             931422109    5,114     196,995             SOLE                 195,500            1,495
WALT DISNEY CO.          COM             254687106      192      10,600             SOLE                  10,600
WELLS FARGO & CO         COM             949746101    8,827     619,867             SOLE                 614,382            5,485
WYETH                    COM             983024100      254       5,900             SOLE                   5,900